Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Feb. 21, 2017	Jul. 02, 2016
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	NUE
Entity Registrant Name	NUCOR CORP
Entity Central Index Key	0000073309
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		318,848,316
Entity Public Float			$ 15,830